NOTE 26 - Operating segments: Schedule of Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues	$ 11,246	$ 7,039
Finance expense (income), net	823	368
Net loss and comprehensive loss	(12,913)	(12,564)
Products
Revenues	24,906	12,672
Cost of revenues	11,061	7,039
Segment loss	5,797	9,966
CDMO Services
Revenues	282	0
Cost of revenues	185	0
Segment loss	1,192	0
Total
Revenues	25,188	12,672
Cost of revenues	11,246	7,039
Segment loss	6,989	9,966
Finance expense (income), net	5,916	2,598
Tax expenses	8	0
Net loss and comprehensive loss	$ 12,913	$ 12,564